Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Loss Per Share	4.
Earnings (Loss) Per Share
The net income (loss) available for common shareholders and earnings (loss) per common share are presented in the table below:

	Three Months Ended		Six Months Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
	$	$
Net income (loss)	98,198	(14,307)	205,037	(1,860)

Weighted average number of common shares - basic	33,727,978	33,623,800	33,698,972	33,604,397
Dilutive effect of stock-based awards	250,752	—	263,539	—
Weighted average number of common shares - diluted	33,978,730	33,623,800	33,962,511	33,604,397

Earnings (loss) per common share:
– Basic	2.91	(0.43)	6.08	(0.06)
– Diluted	2.89	(0.43)	6.04	(0.06)

Stock-based awards that have an anti-dilutive effect on the calculation of diluted earnings per common share are excluded from this calculation. In the periods where a loss attributable to shareholders has been incurred, all stock-based awards are anti-dilutive. For the three and six months ended June 30, 2020, no restricted stock units (June 2019 - 0.6 million and 0.6 million, respectively) had an anti-dilutive effect on the calculation of diluted earnings per common share. For the three and six months ended June 30, 2020, options to acquire 0.2 million and 0.2 million (June 2019 - 15 thousand and 15 thousand) shares, respectively, of the Company’s Class A common stock had an anti-dilutive effect on the calculation of diluted earnings per common share.